Other Investments (Tables)	12 Months Ended
Dec. 31, 2013
Other Investments [Abstract]
Summary Of Financial Information For Midas

	December 31, 2013	December 31, 2012

Total current assets	$14,742	$19,864
Total non-current assets	186,673	175,957
Total current liabilities	2,432	5,108
Total non-current liabilities	919	380
Total equity	198,064	190,333

	Year ended December 31,
	2013	2012

Operating expense	$3,908	$7,813
Net loss	3,796	7,180